Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

The components of income and loss from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	00000000	00000000	00000000
	2011	2010	2009
Domestic	$244,401	$124,463	$(220,351)
Foreign	792	7,114	31,664

	$245,193	$131,577	$(188,687)

The components of income tax expense (benefit) for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	00000000	00000000	00000000
	2011	2010	2009
Current:
Federal	$14,227	$15,791	$585
State	785	1,874	(570)
Foreign	19,716	17,628	16,019

	34,728	35,293	16,034

Deferred:
Federal	51,828	13,897	(81,597)
State	1,121	(761)	(1,415)
Foreign	(1,873)	(2,998)	(1,169)

	51,076	10,138	(84,181)

	$85,804	$45,431	$(68,147)

Income tax expense (benefit) differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income (loss) before income taxes for the years ended December 31, 2011, 2010 and 2009 as follows (in thousands):

	2011	2010	2009
Computed expected tax expense (benefit)	$85,818	$46,052	$(66,040)
Increase (decrease) resulting from State and foreign income taxes	(2,106)	1,839	(4,026)
Other	2,092	(2,460)	1,919

Income tax	$85,804	$45,431	$(68,147)

The tax effects of temporary differences that give rise to significant components of deferred income tax assets and liabilities at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Deferred tax assets:
Allowance for doubtful accounts	$9,054	$7,097
Operating loss and tax credit carryforwards	24,101	10,120
Compensation and employee benefits	28,305	29,358
Decommissioning liabilities	39,638	37,909
Deferred interest expense related to exchangeable notes	—	526
Other	35,005	21,626

Net deferred tax assets	136,103	106,636

Deferred tax liabilities:
Property, plant and equipment	317,033	248,453
Notes receivable	25,599	23,857
Goodwill and other intangible assets	22,432	19,555
Deferred revenue on long-term contracts	47,341	53,465
Other	21,987	14,595

Deferred tax liabilities	434,392	359,925

Net deferred tax liability	$298,289	$253,289

The net deferred tax assets reflect management’s estimate of the amount that will be realized from future profitability and the reversal of taxable temporary differences that can be predicted with reasonable certainty. A valuation allowance is recognized if it is more likely than not that at least some portion of any deferred tax asset will not be realized.

Net deferred tax liabilities were classified in the consolidated balance sheet at December 31, 2011 and 2010 as follows (in thousands):

	2011	2010
Deferred tax liabilities:
Current deferred income taxes	$831	$29,353
Noncurrent deferred income taxes	297,458	223,936

Net deferred tax liability	$298,289	$253,289

As of December 31, 2011, the Company had approximately $1.8 million in net operating loss carryforwards, which are available to reduce future taxable income. The expiration dates for utilization of the loss carryforwards are 2020 through 2026. Utilization of $0.6 million of the net operating loss carryforwards will be subject to the annual limitations due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended. As of December 31, 2011, the Company also has various state net operating loss carryforwards of an estimated $60 million with expiration dates from 2020 to 2026. A deferred tax asset of $3.7 million reflects the expected future tax benefit for the state loss carryforwards.

The Company has not provided United States income tax expense on earnings of its foreign subsidiaries, since the Company has reinvested or expects to reinvest the undistributed earnings indefinitely. At December 31, 2011, the undistributed earnings of the Company’s foreign subsidiaries were approximately $154 million. If these earnings are repatriated to the United States in the future, additional tax provisions may be required. It is not practicable to estimate the amount of taxes that might be payable on such undistributed earnings.

The Company files income tax returns in the U.S. federal and various state and foreign jurisdictions. The number of years that are open under the statute of limitations and subject to audit varies depending on the tax jurisdiction. The Company remains subject to U.S. federal tax examinations for years after 2007.

The Company had approximately $21.7 million, $24.8 million and $11.0 million of unrecorded tax benefits at December 31, 2011, 2010 and 2009, respectively, all of which would impact the Company’s effective tax rate if recognized.

The activity in unrecognized tax benefits at December 31, 2011, 2010 and 2009 is as follows (in thousands):

	2011	2010	2009
Unrecognized tax benefits,
December 31, 2010, 2009 and 2008, respectively	$24,760	$11,013	$9,652
Additions based on tax positions related to current year	—	36	3,377
Additions based on tax positions related to prior years	871	16,607	186
Reductions based on tax positions related to prior years	(3,939)	(2,896)	(2,202)

Unrecognized tax benefits,
December 31, 2011, 2010 and 2009, respectively	$21,692	$24,760	$11,013